UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ] ; Amendement Number: ____
This Amendement (Check only one.): [ ] is a restatement
                                   [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		July 23, 2009

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 44 Data Records

Form 13F Information Table Value Total: $237,423


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE
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AMI Asset Management
FORM 13F
                           30-Jun-09

                                                                                                                    Voting Authority
                                                                                                          --------------------------
                                                                Value    Shares/ Sh/  Put/    Invstmt  Other
Name of Issuer                      Title of class CUSIP     (x$1000)Prn Amt     Prn  Call    Dscretn  Managers Sole    Shared  None
------------------------------      -------------------- -------------------     ----    ------- -------- ------------- ------- ----

3M COMPANY                          COM           88579y101     8892  147950SH                   Sole            147950
ABAXIS INC COM                      COM           002567105     3374  164285SH                   Sole            164285
AFLAC INC COM                       COM           001055102     5945  191215SH                   Sole            191215
AKAMAI TECHNOLOGIES, INC.           COM           00971t101     1543   80450SH                   Sole             80450
ALLERGAN INC                        COM           018490102     8370  175920SH                   Sole            175920
APACHE CORP                         COM           037411105     4367   60525SH                   Sole             60525
APPLE COMPUTER INC COM              COM           037833100     7378   51804SH                   Sole             51804
BARD CR INC                         COM           067383109    10862  145900SH                   Sole            145900
BECTON DICKINSON & CO               COM           075887109    13474  188950SH                   Sole            188950
BRINKS HOME SEC HODGS COM           COM           109609708      207    7300SH                   Sole              7300
BROWN FORMAN CORP                   COM           115637209     3889   90487SH                   Sole             90487
CALIFORNIA PIZZA KTCHN COM          COM           13054d109      180   13550SH                   Sole             13550
CALWEST BANCORP                     COM           13169q102      118   37007SH                   Sole             37007
CEPHALON INC COM                    COM           156708109     7087  125100SH                   Sole            125100
CHARLES SCHWAB INC                  COM           808513105     8139  464000SH                   Sole            464000
CHATTEM INC                         COM           162456107     6846  100525SH                   Sole            100525
CHURCH & DWIGHT INC COM             COM           171340102    20192  371795SH                   Sole            371795
CISCO SYS INC                       COM           17275R102     5138  275515SH                   Sole            275515
CITY NATL CORP COM                  COM           178566105     3068   83310SH                   Sole             83310
DENTSPLY INTERNATIONAL INC          COM           249030107     5880  192350SH                   Sole            192350
EBAY INC COM                        COM           278642103     1255   73255SH                   Sole             73255
ECOLAB INC                          COM           278865100     6426  164800SH                   Sole            164800
HAIN CELESTIAL GRP INC COM          COM           405217100     4990  319650SH                   Sole            319650
HEALTHCARE SVCS GP INC COM          COM           421906108     5823  325688SH                   Sole            325688
HEINZ H J CO COM                    COM           423074103    11623  325580SH                   Sole            325580
IDEXX LABS                          COM           45168d104     3181   68850SH                   Sole             68850
JOHNSON & JOHNSON                   COM           46612J101      579   10190SH                   Sole             10190
LIONS GATE ENTMNT CORP COM NEW      COM           535919203       71   12700SH                   Sole             12700
MCCORMICK & CO INC COM NON VTG      COM           579780206     3437  105650SH                   Sole            105650
OXYGEN BIOTHERAPEUTICS COM          COM           69207p100        5   20000SH                   Sole             20000
PEPSICO INC                         COM           713448108    14717  267780SH                   Sole            267780
POLYMEDIX INC COM                   COM           73174c100        7   10000SH                   Sole             10000
PROCTER & GAMBLE CO                 COM           742718109     4150   81210SH                   Sole             81210
QUALCOMM INC COM                    COM           747525103     8127  179800SH                   Sole            179800
RESEARCH IN MOTION LTD              COM           760975102     4528   63700SH                   Sole             63700
SAVE THE WORLD AIR INC              COM           805147105       10   25000SH                   Sole             25000
SMART BALANCE, INC                  COM           83169y108      192   28150SH                   Sole             28150
SOUTHERN CO COM                     COM           842587107     3471  111400SH                   Sole            111400
STERICYCLE INC.                     COM           858912108     7325  142150SH                   Sole            142150
TEVA PHARMACEUTICAL INDS            COM           881624209    14222  288235SH                   Sole            288235
THE DIRECTTV GROUP INC              COM           25459l106     4160  168350SH                   Sole            168350
VERIZON COMMUNICATIONS              COM           92343V104     3847  125200SH                   Sole            125200
WELLS FARGO & CO NEW COM            COM           949746101     4236  174620SH                   Sole            174620
WMS INDS INC COM                    COM           929297109     6092  193325SH                   Sole            193325
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